Average Annual Total Returns - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2022
Fidelity Advisor China Region Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.66%)
Past 5 years	15.01%
Past 10 years	10.90%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.58%)
Past 5 years	14.13%
Past 10 years	9.52%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.72%)
Past 5 years	12.07%
Past 10 years	8.66%
Fidelity Advisor China Region Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.11%)
Past 5 years	15.53%
Past 10 years	10.90%
Fidelity Advisor China Region Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.96%)
Past 5 years	15.19%
Past 10 years	10.81%
Fidelity Advisor China Region Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.46%)
Past 5 years	16.73%
Past 10 years	11.91%
Fidelity Advisor China Region Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.36%)
Since Inception	14.86%	[1]
IXYE2
Average Annual Return:
Past 1 year	(9.51%)
Past 5 years	11.92%
Past 10 years	9.19%

[1]	A From October 2, 2018